THE DUNHAM FUNDS

Dunham International Stock Fund
Class A (DAINX)
Class C (DCINX)
Class N (DNINX)

Incorporated herein by reference is the definitive versions of the prospectus supplement pertaining to the Dunham International Stock Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 28, 2016 (SEC Accession No. 0001580642-16-009871).